Income Tax Expense - Classification of the Group's Net Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 422,960	$ 59,697	¥ 361,207
Deferred tax liabilities	(153,486)	(21,663)	(136,728)
Net deferred tax assets	¥ 269,474	$ 38,034	¥ 224,479